Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Noncancelable Minimum Lease Payments Pursuant to Ground Leases	At December 31, 2018, the Company was obligated under
non-cancelable
operating leases to make future minimum lease payments, which primarily relate to non-cancelable
minimum lease payments pursuant to the ground leases through 2070 for Borgata, through 2082 for MGM National Harbor, and through 2036 for Beau Rivage, as follows:

Year ending December 31,	(in thousands)
2019	$19,868
2020	21,113
2021	24,996
2022	25,015
2023	24,875
Thereafter	1,310,253

$1,426,120